General information	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disclosure of general information about financial statements [text block]
1.	General information

Alvotech (the “Parent” or the “Company” or “Alvotech”), previously known as Alvotech Lux Holdings S.A.S., the surviving company after the Business Combination (as defined below) with, among other parties, Alvotech Holdings S.A. (the “Predecessor”), is a Luxembourg public limited company (société anonyme) incorporated and existing under the laws of the Grand Duchy of Luxembourg, having its registered office at 9, rue de Bitbourg, L-1273 Luxembourg, Grand Duchy of Luxembourg and is registered with the Luxembourg Trade and Companies’ Register under number B 258884. The Company was incorporated on 23 August 2021. These unaudited condensed consolidated interim financial statements were approved by the Group’s Board of Directors, and authorized for issue, on 30 August 2023.

The Company and its subsidiaries (collectively referred to as the “Group”) are a global biotech company specialized in the development and manufacture of biosimilar medicines for patients worldwide. The Group has commercialized a biosimilar product and has multiple biosimilar molecules.

1.1 Capital Reorganization

On 15 June 2022 (the “Closing Date”), the Company consummated the capital reorganization with Alvotech Holdings and OACB (the “Business Combination” or “Capital Reorganization”) pursuant to the business combination agreement, dated as of 7 December 2021, as amended by an amendment agreement dated 18 April 2022 and 7 June 2022 (the “Business Combination Agreement”), by and among the Company, Oaktree Acquisition Corp. II (“OACB”) and the Predecessor. The closing of the Business Combination resulted in the following transactions:

● OACB merged with and into the Company, whereby (i) all of the outstanding ordinary shares of OACB (“OACB Ordinary Shares”) were exchanged for ordinary shares of Alvotech (“Ordinary Shares”) on a one-for-one basis, pursuant to a share capital increase of Alvotech and (ii) all of the outstanding warrants of OACB ceased to represent a right to acquire OACB Ordinary Shares and now represent a right to be issued one Ordinary Share, with Alvotech as the surviving company in the merger;

● Alvotech redeemed and canceled the initial shares held by the initial sole shareholder of Alvotech pursuant to a share capital reduction of Alvotech;

● The legal form of Alvotech changed from a simplified joint stock company (société par actions simplifiée) to a public limited liability company (société anonyme) under Luxembourg law; and

● The Predecessor merged with and into the Parent, whereby all outstanding ordinary shares of the Predecessor (“Predecessor Ordinary Shares”) were exchanged for Ordinary Shares, pursuant to a share capital increase of Alvotech, with Alvotech as the surviving company in the merger.

Concurrently with the execution of the Business Combination Agreement, OACB and Alvotech entered into subscription agreements (“Subscription Agreements”) with certain investors (the “PIPE Financing”). On 15 June 2022, immediately prior to the closing of the Business Combination, the PIPE Financing was closed, pursuant to the Subscription Agreements, in which subscribers collectively subscribed for 17,493,000 Ordinary Shares at $10.00 per share for an aggregate subscription price equal to $174.9 million.

The Business Combination was accounted for as a capital reorganization. Under this method of accounting, OACB was treated as the “acquired” company for financial reporting purposes, with Alvotech Holdings S.A. being the accounting acquirer and accounting predecessor. Accordingly, the capital reorganization was treated as the equivalent of Alvotech issuing shares at the closing of the Business Combination for the net assets of OACB as of the Closing Date, accompanied by a recapitalization. The capital reorganization, which was not within the scope of IFRS 3 since OACB did not meet the definition of a business in accordance with that guidance, was accounted for within the scope of IFRS 2. In accordance with IFRS 2, Alvotech recorded a one-time non-cash share listing expense of $83.4 million, recognized as a general and administrative expense, based on the excess of the fair value of Alvotech shares issued, at the Closing Date, over the fair value of OACB’s identifiable net assets acquired. The fair value of shares issued was estimated based on a market price of $9.38 per share as of 15 June 2022.

	Shares	(in 000s)
OACB Shareholders
Class A Shareholders	976,505
Class B Shareholders	5,000,000
OACB Earn Out Shares	1,250,000
Total Alvotech Shares issued to OACB shareholders	7,226,505
Fair value of Shares issued to OACB as of 15 June 2022		$56,060
Fair value of OACB Earn Out Shares issued to OACB as of 15 June 2022		9,100
Estimated fair market value		65,160
Adjusted net liabilities of OACB as of 15 June 2022		(18,251)
Difference - being the share listing expense		83,411

In connection with the Business Combination and PIPE Financing, the Company incurred $26.6 million of transaction costs, which represent legal, financial advisory, and other professional fees, during the six months ended 30 June 2022. Of this amount, $5.6 million represented equity issuance costs related to PIPE Financing that were capitalized in share premium. The remaining $21.0 million was recognized as general and administrative expense.

1.2 Information about shareholders

Significant shareholders of the Company are Aztiq Pharma Partners S.à r.l. (“Aztiq”) and Alvogen Lux Holdings S.à r.l. (“Alvogen”), with 38.0% and 33.4% ownership interest as of 30 June 2023, respectively. The remaining 28.6% ownership interest is held by various shareholders, with no single shareholder holding more than 3.0% ownership interest as of 30 June 2023.

1.3 The impact of Russia and Ukraine Conflict and Economic Conditions

Global economic and business activities continue to face widespread macroeconomic uncertainties, including health epidemics, labor shortages, bank failures, inflation and monetary supply shifts, recession risks and potential disruptions from the Russia- Ukraine conflict. The Company continues to actively monitor the impact of these macroeconomic factors on its financial condition, liquidity, operations, and workforce. We are unable to predict the effect that geopolitical events, including the conflict in Ukraine, global inflation and rising interest rates, may have on our operations. To the extent that geopolitical events adversely affect our business prospects, financial condition, and results of operations, they may also have the effect of exacerbating many of the other risks described or referenced in the section titled “Risk Factors” of our Annual Report on Form 20-F for the year ended 31 December 2022, filed with the SEC on 1 March 2023.

As of 30 June 2023, the conflict in Ukraine has not had a material impact on the Group’s financial condition, results of operations, the timelines for biosimilar product development, expansion efforts or the Group’s operations as a whole.

The Company believes that inflation will have a general impact on the business in line with overall price increases, increases in the cost of borrowing, and operating in an inflationary economy. We cannot predict the timing, strength, or duration of any inflationary period or economic slowdown or its ultimate impact on the Company. If the conditions in the general economy significantly deviate from present levels and continue to deteriorate it could have a material adverse effect on the Group’s business, financial condition, results of operations and growth prospects.

1.4 Going concern

The Group has primarily funded its operations with proceeds from the issuance of equity and the issuance of loans and borrowings to both related parties and third parties. The Group has also incurred recurring losses since its inception, including net losses of $86.9 million and $184.5 million for the six months ended 30 June 2023 and 2022, respectively, and had an accumulated deficit of $1,741.0 million as of 30 June 2023 and $1,654.1 million as of 31 December 2022. The Group has not generated positive operational cash flow, largely due to the continued focus on biosimilar product development and expansion efforts.

As of 30 June 2023, the Group has cash and cash equivalents, excluding restricted cash, of $60.5 million and net current assets less current liabilities of $(9.8) million. The closing of the private placement equity offering in January 2023 provided the Group with gross proceeds of $137.0 million that is expected to be used to finance the continuing development and commercialization of its biosimilar products. As described in Note 3, the Company extended strategic partnership with Mercury Pharma Group Limited (trading as Advanz Pharma Holdings) (“Advanz”) to commercialize five proposed biosilimars in Europe, yielding upfront payments from Advanz in the aggregate amount of $61.0 million at signing of the agreement.

In July 2023, the Company expanded its existing strategic partnership agreement with Teva Pharmaceuticals, Inc. (“Teva”) who will acquire subordinated convertible bonds for $40 million (see Note 24 for further information). The Group expects to continue to source its cash flows during the development of its biosimilar products from new and existing out-license contracts with customers.

During the same month, the Company also secured a private placement of subordinated convertible bonds denominated in Icelandic krona (ISK) and US dollar (USD) for a principal amount of $100 million. ATP Holdings ehf., a subsidiary of Aztiq, the largest shareholder of Alvotech, committed to acquiring any of the bonds which have not been sold to other investors (see Note 24 for further information).

As such, the unaudited condensed consolidated interim financial statements have been prepared on a going concern basis. Management continues to pursue the funding plans as described above, however there is no assurance that the Group will be successful in obtaining sufficient funding on terms acceptable to the Group to fund continuing operations, if at all. If financing is obtained, the terms of such financing may adversely affect the holdings or the rights of the Group’s shareholders. The ability to obtain funding, therefore, is outside of management’s control and is a material uncertainty that may cast significant doubt upon the Group’s ability to continue as a going concern.